NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	5 Months Ended	9 Months Ended
	Aug. 31, 2018	May 31, 2019
Disclosure Text Block [Abstract]
Advertising and promotions expenses	$ 414,173	$ 205,412
Research and development expenses	1,045,225	1,759,462
Operating lease right of use assets, net	0	501,302
Bad debt expenses	$ 0	$ 0